Portfolio of Investments
Columbia Income Opportunities Fund, April 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c)	275,078	1
Loral Space & Communications, Inc.	101	4,053
Ziff Davis Holdings, Inc.(a),(b),(c)	6,107	61
Total		4,115
Total Communication Services		4,115
Consumer Discretionary 0.0%
Auto Components 0.0%
Lear Corp.	831	152,771
Total Consumer Discretionary		152,771
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.(b)	1,298	4,673
Total Industrials		4,673
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	23,187,000	0
Total Utilities		0
Total Common Stocks (Cost $3,191,147)		161,559

Convertible Bonds 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.2%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	2,186,000	2,300,765
Total Convertible Bonds (Cost $2,055,491)			2,300,765

Corporate Bonds & Notes 95.2%

Aerospace & Defense 1.7%
Moog, Inc.(d)
12/15/2027	4.250%	1,574,000	1,618,414
TransDigm, Inc.(d)
12/15/2025	8.000%	3,341,000	3,629,571
03/15/2026	6.250%	3,840,000	4,065,929
01/15/2029	4.625%	1,565,000	1,544,225
05/01/2029	4.875%	2,626,000	2,587,100
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.
06/15/2026	6.375%	5,896,000	6,111,379
11/15/2027	5.500%	434,000	451,450
Total			20,008,068
Airlines 2.5%
American Airlines, Inc.(d)
07/15/2025	11.750%	1,884,000	2,364,388
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
04/20/2026	5.500%	5,696,000	5,980,999
04/20/2029	5.750%	470,511	504,335
Delta Air Lines, Inc.(d)
05/01/2025	7.000%	2,705,000	3,146,859
Delta Air Lines, Inc.
01/15/2026	7.375%	698,000	818,274
Delta Air Lines, Inc./SkyMiles IP Ltd.(d)
10/20/2028	4.750%	2,685,000	2,946,448
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(d)
01/20/2026	5.750%	2,314,511	2,446,179
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(d)
06/20/2027	6.500%	7,966,538	8,739,581
United Airlines, Inc.(d)
04/15/2026	4.375%	1,293,000	1,341,524
04/15/2029	4.625%	1,446,000	1,501,842
Total			29,790,429
Automotive 4.3%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	2,429,000	2,496,295
04/01/2027	6.500%	224,000	236,600
Clarios Global LP(d)
05/15/2025	6.750%	1,377,000	1,478,043
Ford Motor Co.
04/21/2023	8.500%	1,206,000	1,350,748
04/22/2025	9.000%	2,667,000	3,257,991
04/22/2030	9.625%	362,000	507,814
Ford Motor Credit Co. LLC
10/12/2021	3.813%	588,000	593,894
03/18/2024	5.584%	4,654,000	5,072,991
11/01/2024	4.063%	1,439,000	1,514,766
06/16/2025	5.125%	2,268,000	2,477,982
11/13/2025	3.375%	3,233,000	3,312,674
01/08/2026	4.389%	2,255,000	2,407,709
08/17/2027	4.125%	3,864,000	4,039,688
02/16/2028	2.900%	1,537,000	1,506,072
11/13/2030	4.000%	2,752,000	2,808,965
IAA Spinco, Inc.(d)
06/15/2027	5.500%	3,571,000	3,754,439
Columbia Income Opportunities Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IHO Verwaltungs GmbH(d),(e)
09/15/2026	4.750%	1,551,000	1,586,600
KAR Auction Services, Inc.(d)
06/01/2025	5.125%	6,511,000	6,592,392
Panther BF Aggregator 2 LP/Finance Co., Inc.(d)
05/15/2026	6.250%	1,486,000	1,577,174
05/15/2027	8.500%	1,881,000	2,030,702
Tenneco, Inc.(d)
01/15/2029	7.875%	2,595,000	2,922,855
Total			51,526,394
Brokerage/Asset Managers/Exchanges 0.2%
AG Issuer LLC(d)
03/01/2028	6.250%	865,000	895,572
NFP Corp.(d)
05/15/2025	7.000%	1,011,000	1,089,916
Total			1,985,488
Building Materials 0.9%
Beacon Roofing Supply, Inc.(d)
11/01/2025	4.875%	2,498,000	2,562,441
11/15/2026	4.500%	4,181,000	4,334,867
Beacon Roofing Supply, Inc.(d),(f)
05/15/2029	4.125%	1,702,000	1,698,101
Core & Main LP(d)
08/15/2025	6.125%	729,000	745,631
Interface, Inc.(d)
12/01/2028	5.500%	601,000	627,343
James Hardie International Finance DAC(d)
01/15/2028	5.000%	750,000	796,733
Total			10,765,116
Cable and Satellite 6.8%
CCO Holdings LLC/Capital Corp.(d)
05/01/2027	5.875%	3,109,000	3,212,201
06/01/2029	5.375%	5,000,000	5,424,304
03/01/2030	4.750%	7,974,000	8,320,336
CSC Holdings LLC(d)
02/01/2028	5.375%	3,063,000	3,224,726
02/01/2029	6.500%	6,534,000	7,216,934
01/15/2030	5.750%	1,247,000	1,326,457
12/01/2030	4.125%	1,471,000	1,463,552
12/01/2030	4.625%	1,566,000	1,531,106
02/15/2031	3.375%	5,371,000	5,049,369
CSC Holdings LLC(d),(f)
11/15/2031	5.000%	2,353,000	2,355,688
DISH DBS Corp.
07/01/2026	7.750%	13,892,000	16,014,548
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radiate Holdco LLC/Finance, Inc.(d)
09/15/2026	4.500%	2,593,000	2,638,295
Sirius XM Radio, Inc.(d)
07/15/2024	4.625%	1,395,000	1,435,176
07/15/2026	5.375%	1,155,000	1,192,731
07/01/2030	4.125%	3,996,000	3,998,105
Virgin Media Finance PLC(d)
07/15/2030	5.000%	3,884,000	3,874,233
Virgin Media Secured Finance PLC(d)
05/15/2029	5.500%	3,646,000	3,894,270
Ziggo BV(d)
01/15/2027	5.500%	5,120,000	5,323,159
01/15/2030	4.875%	2,941,000	3,021,796
Total			80,516,986
Chemicals 2.7%
Axalta Coating Systems LLC(d)
02/15/2029	3.375%	2,578,000	2,502,722
Axalta Coating Systems LLC/Dutch Holding B BV(d)
06/15/2027	4.750%	3,121,000	3,275,497
Element Solutions, Inc.(d)
09/01/2028	3.875%	4,658,000	4,647,146
HB Fuller Co.
10/15/2028	4.250%	1,449,000	1,474,460
Herens Holdco Sarl(d),(f)
05/15/2028	4.750%	1,491,000	1,491,000
Illuminate Buyer LLC/Holdings IV, Inc.(d)
07/01/2028	9.000%	1,591,000	1,781,838
INEOS Quattro Finance 2 Plc(d)
01/15/2026	3.375%	679,000	678,980
Ingevity Corp.(d)
11/01/2028	3.875%	3,919,000	3,904,486
Innophos Holdings, Inc.(d)
02/15/2028	9.375%	1,450,000	1,576,897
PQ Corp.(d)
12/15/2025	5.750%	3,530,000	3,620,776
SPCM SA(d)
09/15/2025	4.875%	2,650,000	2,716,466
Starfruit Finco BV/US Holdco LLC(d)
10/01/2026	8.000%	1,325,000	1,407,723
WR Grace & Co.(d)
06/15/2027	4.875%	3,162,000	3,296,141
Total			32,374,132
Construction Machinery 1.1%
H&E Equipment Services, Inc.(d)
12/15/2028	3.875%	5,058,000	4,958,928

2	Columbia Income Opportunities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Herc Holdings, Inc.(d)
07/15/2027	5.500%	2,749,000	2,906,610
NESCO Holdings II, Inc.(d)
04/15/2029	5.500%	1,588,000	1,635,640
Ritchie Bros. Auctioneers, Inc.(d)
01/15/2025	5.375%	3,510,000	3,608,738
Total			13,109,916
Consumer Cyclical Services 2.0%
APX Group, Inc.
11/01/2024	8.500%	8,891,000	9,274,279
ASGN, Inc.(d)
05/15/2028	4.625%	2,665,000	2,773,128
Frontdoor, Inc.(d)
08/15/2026	6.750%	1,135,000	1,203,857
Match Group, Inc.(d)
06/01/2028	4.625%	1,691,000	1,745,589
Staples, Inc.(d)
04/15/2026	7.500%	2,425,000	2,511,532
Uber Technologies, Inc.(d)
05/15/2025	7.500%	3,560,000	3,847,378
01/15/2028	6.250%	2,025,000	2,198,049
Total			23,553,812
Consumer Products 1.0%
CD&R Smokey Buyer, Inc.(d)
07/15/2025	6.750%	2,573,000	2,749,020
Mattel, Inc.(d)
04/01/2026	3.375%	527,000	545,651
Mattel, Inc.
11/01/2041	5.450%	510,000	582,936
Newell Brands, Inc.
06/01/2025	4.875%	1,194,000	1,322,651
Prestige Brands, Inc.(d)
01/15/2028	5.125%	3,353,000	3,514,594
04/01/2031	3.750%	1,175,000	1,127,079
Spectrum Brands, Inc.
07/15/2025	5.750%	1,818,000	1,871,002
Total			11,712,933
Diversified Manufacturing 1.3%
CFX Escrow Corp.(d)
02/15/2026	6.375%	684,000	728,952
Resideo Funding, Inc.(d)
11/01/2026	6.125%	3,631,000	3,835,549
Vertical US Newco, Inc.(d)
07/15/2027	5.250%	1,249,000	1,310,933
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WESCO Distribution, Inc.
06/15/2024	5.375%	3,540,000	3,608,133
WESCO Distribution, Inc.(d)
06/15/2025	7.125%	3,603,000	3,900,317
06/15/2028	7.250%	1,596,000	1,770,755
Total			15,154,639
Electric 4.9%
Calpine Corp.(d)
06/01/2026	5.250%	2,323,000	2,384,007
Clearway Energy Operating LLC
09/15/2026	5.000%	4,078,000	4,211,358
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	4,474,000	4,691,156
02/15/2031	3.750%	6,550,000	6,456,502
FirstEnergy Corp.
11/15/2031	7.375%	1,142,000	1,546,656
07/15/2047	4.850%	1,712,000	1,987,379
NextEra Energy Operating Partners LP(d)
07/15/2024	4.250%	3,422,000	3,630,453
10/15/2026	3.875%	5,194,000	5,437,119
09/15/2027	4.500%	6,418,000	6,940,109
NRG Energy, Inc.(d)
02/15/2029	3.375%	1,401,000	1,374,267
06/15/2029	5.250%	4,288,000	4,593,231
02/15/2031	3.625%	5,931,000	5,811,306
Pattern Energy Operations LP/Inc.(d)
08/15/2028	4.500%	1,261,000	1,280,251
PG&E Corp.
07/01/2028	5.000%	1,889,000	1,985,211
TerraForm Power Operating LLC(d)
01/31/2028	5.000%	2,661,000	2,863,604
01/15/2030	4.750%	2,207,000	2,299,692
Vistra Operations Co. LLC(d)
07/31/2027	5.000%	980,000	1,015,155
Total			58,507,456
Environmental 1.2%
GFL Environmental, Inc.(d)
06/01/2025	4.250%	6,045,000	6,255,036
12/15/2026	5.125%	666,000	699,394
08/01/2028	4.000%	2,294,000	2,195,155
Waste Pro USA, Inc.(d)
02/15/2026	5.500%	4,864,000	4,983,062
Total			14,132,647
Finance Companies 1.7%
Navient Corp.
03/15/2028	4.875%	2,147,000	2,103,736

Columbia Income Opportunities Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Provident Funding Associates LP/Finance Corp.(d)
06/15/2025	6.375%	5,855,000	5,886,845
Quicken Loans LLC/Co-Issuer, Inc.(d)
03/01/2029	3.625%	3,389,000	3,297,542
03/01/2031	3.875%	2,926,000	2,852,528
Springleaf Finance Corp.
03/15/2023	5.625%	3,869,000	4,132,623
03/15/2024	6.125%	1,299,000	1,403,213
Total			19,676,487
Food and Beverage 4.1%
Aramark Services, Inc.(d)
05/01/2025	6.375%	1,156,000	1,229,606
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	8,630,000	8,919,563
Kraft Heinz Foods Co.
06/04/2042	5.000%	2,643,000	3,045,472
06/01/2046	4.375%	3,357,000	3,595,855
10/01/2049	4.875%	1,881,000	2,158,446
Kraft Heinz Foods Co. (The)
07/15/2045	5.200%	3,571,000	4,226,793
Lamb Weston Holdings, Inc.(d)
11/01/2024	4.625%	2,632,000	2,729,941
Performance Food Group, Inc.(d)
05/01/2025	6.875%	824,000	880,016
Pilgrim’s Pride Corp.(d)
09/30/2027	5.875%	2,365,000	2,516,936
04/15/2031	4.250%	5,360,000	5,416,150
Post Holdings, Inc.(d)
03/01/2027	5.750%	3,485,000	3,651,917
01/15/2028	5.625%	1,446,000	1,527,028
04/15/2030	4.625%	2,832,000	2,858,680
09/15/2031	4.500%	3,644,000	3,618,319
Primo Water Holdings, Inc.(d)
04/30/2029	4.375%	1,804,000	1,798,884
Total			48,173,606
Gaming 3.8%
Boyd Gaming Corp.(d)
06/01/2025	8.625%	1,140,000	1,262,377
Boyd Gaming Corp.
08/15/2026	6.000%	1,701,000	1,763,831
12/01/2027	4.750%	1,395,000	1,429,871
Caesars Resort Collection LLC/CRC Finco, Inc.(d)
10/15/2025	5.250%	2,049,000	2,066,745
CCM Merger, Inc.(d)
05/01/2026	6.375%	2,545,000	2,658,764
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colt Merger Sub, Inc.(d)
07/01/2025	5.750%	1,158,000	1,220,138
07/01/2025	6.250%	5,894,000	6,267,954
International Game Technology PLC(d)
02/15/2025	6.500%	4,558,000	5,044,778
04/15/2026	4.125%	1,252,000	1,290,092
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	2,076,000	2,238,706
Midwest Gaming Borrower LLC(d)
05/01/2029	4.875%	3,427,000	3,425,890
Scientific Games International, Inc.(d)
10/15/2025	5.000%	6,395,000	6,604,217
05/15/2028	7.000%	1,338,000	1,442,642
11/15/2029	7.250%	3,303,000	3,636,781
Stars Group Holdings BV/Co-Borrower LLC(d)
07/15/2026	7.000%	1,705,000	1,780,659
Wynn Las Vegas LLC/Capital Corp.(d)
03/01/2025	5.500%	2,916,000	3,106,234
Total			45,239,679
Health Care 5.2%
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	670,000	709,230
04/15/2029	5.000%	562,000	580,859
Avantor Funding, Inc.(d)
07/15/2028	4.625%	3,751,000	3,928,130
Charles River Laboratories International, Inc.(d)
05/01/2028	4.250%	884,000	920,411
03/15/2029	3.750%	923,000	939,197
03/15/2031	4.000%	739,000	760,188
CHS/Community Health Systems, Inc.(d)
02/15/2025	6.625%	3,274,000	3,455,350
03/15/2026	8.000%	3,103,000	3,341,393
Encompass Health Corp.
02/01/2028	4.500%	2,314,000	2,397,345
HCA, Inc.
09/01/2028	5.625%	4,771,000	5,563,862
09/01/2030	3.500%	4,102,000	4,212,985
Hologic, Inc.(d)
02/01/2028	4.625%	748,000	792,634
IQVIA, Inc.(d)
05/15/2027	5.000%	2,436,000	2,547,672
RP Escrow Issuer LLC(d)
12/15/2025	5.250%	3,670,000	3,817,637
Select Medical Corp.(d)
08/15/2026	6.250%	4,485,000	4,769,454
Syneos Health, Inc.(d)
01/15/2029	3.625%	1,240,000	1,215,138

4	Columbia Income Opportunities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teleflex, Inc.
06/01/2026	4.875%	1,661,000	1,703,380
11/15/2027	4.625%	2,825,000	3,002,632
Teleflex, Inc.(d)
06/01/2028	4.250%	1,089,000	1,123,212
Tenet Healthcare Corp.(d)
04/01/2025	7.500%	3,563,000	3,839,506
01/01/2026	4.875%	4,325,000	4,492,681
10/01/2028	6.125%	5,454,000	5,743,424
US Acute Care Solutions LLC(d)
03/01/2026	6.375%	1,380,000	1,439,929
Total			61,296,249
Healthcare Insurance 0.5%
Centene Corp.
02/15/2030	3.375%	2,417,000	2,429,291
10/15/2030	3.000%	3,918,000	3,889,357
Total			6,318,648
Home Construction 0.9%
Meritage Homes Corp.(d)
04/15/2029	3.875%	1,268,000	1,303,334
Shea Homes LP/Funding Corp.(d)
02/15/2028	4.750%	3,891,000	3,970,864
Taylor Morrison Communities, Inc./Holdings II(d)
04/15/2023	5.875%	376,000	403,754
03/01/2024	5.625%	3,500,000	3,812,180
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	1,211,000	1,350,278
Total			10,840,410
Independent Energy 7.4%
Apache Corp.
11/15/2025	4.625%	1,871,000	1,975,927
11/15/2027	4.875%	2,500,000	2,636,749
10/15/2028	4.375%	904,000	921,289
01/15/2030	4.250%	1,717,000	1,722,526
09/01/2040	5.100%	1,111,000	1,140,261
02/01/2042	5.250%	840,000	874,294
04/15/2043	4.750%	2,547,000	2,530,092
01/15/2044	4.250%	600,000	561,739
Callon Petroleum Co.
07/01/2026	6.375%	5,887,000	5,149,858
CNX Resources Corp.(d)
03/14/2027	7.250%	3,807,000	4,111,109
01/15/2029	6.000%	955,000	1,017,133
Comstock Resources, Inc.
08/15/2026	9.750%	798,000	867,700
08/15/2026	9.750%	699,000	758,080
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Comstock Resources, Inc.(d)
03/01/2029	6.750%	1,233,000	1,259,601
Continental Resources, Inc.(d)
01/15/2031	5.750%	1,485,000	1,722,747
CrownRock LP/Finance, Inc.(d)
10/15/2025	5.625%	2,325,000	2,406,497
05/01/2029	5.000%	903,000	924,214
Double Eagle III Midco 1 LLC/Finance Corp.(d)
12/15/2025	7.750%	4,828,000	5,461,100
Encana Corp.
08/15/2034	6.500%	149,000	189,963
Endeavor Energy Resources LP/Finance, Inc.(d)
01/30/2028	5.750%	1,684,000	1,797,070
EQT Corp.
01/15/2029	5.000%	2,036,000	2,222,895
EQT Corp.(g)
02/01/2030	8.750%	2,753,000	3,520,413
Hilcorp Energy I LP/Finance Co.(d)
02/01/2029	5.750%	1,822,000	1,859,639
02/01/2031	6.000%	1,169,000	1,212,100
Indigo Natural Resources LLC(d)
02/01/2029	5.375%	1,468,000	1,456,844
Matador Resources Co.
09/15/2026	5.875%	7,108,000	7,086,385
MEG Energy Corp.(d)
02/01/2029	5.875%	1,113,000	1,141,344
Newfield Exploration Co.
07/01/2024	5.625%	262,000	291,923
01/01/2026	5.375%	2,227,000	2,494,926
Occidental Petroleum Corp.
04/15/2026	3.400%	4,868,000	4,817,549
08/15/2026	3.200%	859,000	838,910
08/15/2029	3.500%	1,500,000	1,433,387
09/01/2030	6.625%	3,274,000	3,738,070
01/01/2031	6.125%	2,759,000	3,075,291
09/15/2036	6.450%	1,283,000	1,460,730
04/15/2046	4.400%	7,048,000	6,228,408
Ovintiv, Inc.
11/01/2031	7.200%	350,000	455,540
SM Energy Co.
09/15/2026	6.750%	4,457,000	4,323,290
01/15/2027	6.625%	2,088,000	2,016,601
Total			87,702,194
Leisure 3.2%
Carnival Corp.(d)
03/01/2026	7.625%	3,377,000	3,698,341
03/01/2027	5.750%	4,152,000	4,382,247

Columbia Income Opportunities Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	1,732,000	1,747,164
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(d)
10/01/2028	6.500%	1,318,000	1,415,388
Cinemark USA, Inc.
06/01/2023	4.875%	6,745,000	6,736,517
Cinemark USA, Inc.(d)
03/15/2026	5.875%	2,987,000	3,099,197
NCL Corp Ltd.(d)
03/15/2026	5.875%	3,799,000	3,979,482
Royal Caribbean Cruises Ltd.(d)
06/15/2023	9.125%	3,230,000	3,562,404
04/01/2028	5.500%	2,357,000	2,471,872
Silversea Cruise Finance Ltd.(d)
02/01/2025	7.250%	3,431,000	3,549,761
Six Flags Entertainment Corp.(d)
07/31/2024	4.875%	2,176,000	2,198,641
VOC Escrow Ltd.(d)
02/15/2028	5.000%	660,000	673,210
Total			37,514,224
Lodging 0.3%
Hilton Domestic Operating Co., Inc.(d)
05/01/2025	5.375%	3,585,000	3,771,768
Marriott Ownership Resorts, Inc.
01/15/2028	4.750%	309,000	312,922
Total			4,084,690
Media and Entertainment 3.8%
Clear Channel International BV(d)
08/01/2025	6.625%	3,040,000	3,194,200
Clear Channel Worldwide Holdings, Inc.(d)
08/15/2027	5.125%	5,875,000	5,964,873
Diamond Sports Group LLC/Finance Co.(d)
08/15/2026	5.375%	1,161,000	847,220
08/15/2027	6.625%	1,358,000	733,356
iHeartCommunications, Inc.(d)
08/15/2027	5.250%	3,616,000	3,742,487
01/15/2028	4.750%	4,435,000	4,527,384
Netflix, Inc.
11/15/2028	5.875%	9,081,000	11,054,526
05/15/2029	6.375%	589,000	742,147
Netflix, Inc.(d)
11/15/2029	5.375%	1,177,000	1,398,075
06/15/2030	4.875%	1,214,000	1,408,402
Nielsen Finance LLC/Co.(d)
10/01/2028	5.625%	2,074,000	2,211,403
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Outfront Media Capital LLC/Corp.(d)
08/15/2027	5.000%	2,098,000	2,168,362
01/15/2029	4.250%	1,222,000	1,211,794
03/15/2030	4.625%	3,133,000	3,113,169
Playtika Holding Corp.(d)
03/15/2029	4.250%	2,452,000	2,438,257
Total			44,755,655
Metals and Mining 3.2%
Alcoa Nederland Holding BV(d)
09/30/2026	7.000%	2,229,000	2,351,701
03/31/2029	4.125%	1,205,000	1,237,328
Commercial Metals Co.
02/15/2031	3.875%	416,000	414,148
Constellium NV(d)
02/15/2026	5.875%	5,699,000	5,876,904
Constellium SE(d)
06/15/2028	5.625%	1,467,000	1,558,759
04/15/2029	3.750%	3,713,000	3,633,908
Freeport-McMoRan, Inc.
03/15/2043	5.450%	4,763,000	5,816,249
Hudbay Minerals, Inc.(d)
04/01/2026	4.500%	1,714,000	1,738,329
04/01/2029	6.125%	7,705,000	8,211,185
Novelis Corp.(d)
09/30/2026	5.875%	4,537,000	4,733,331
01/30/2030	4.750%	2,639,000	2,749,592
Total			38,321,434
Midstream 6.3%
Cheniere Energy Partners LP
10/01/2026	5.625%	2,909,000	3,032,633
Cheniere Energy Partners LP(d)
03/01/2031	4.000%	1,427,000	1,452,078
Cheniere Energy, Inc.(d)
10/15/2028	4.625%	3,615,000	3,769,127
DCP Midstream Operating LP
04/01/2044	5.600%	5,632,000	5,794,230
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	2,404,000	2,442,364
EQM Midstream Partners LP(d)
07/01/2025	6.000%	6,043,000	6,597,750
07/01/2027	6.500%	2,379,000	2,625,248
01/15/2029	4.500%	2,163,000	2,148,405
01/15/2031	4.750%	2,742,000	2,716,071
Holly Energy Partners LP/Finance Corp.(d)
02/01/2028	5.000%	4,976,000	5,139,173

6	Columbia Income Opportunities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NuStar Logistics LP
10/01/2025	5.750%	1,770,000	1,905,079
06/01/2026	6.000%	1,402,000	1,518,598
04/28/2027	5.625%	6,122,000	6,461,093
Rockpoint Gas Storage Canada Ltd.(d)
03/31/2023	7.000%	4,435,000	4,492,708
Sunoco LP/Finance Corp.
02/15/2026	5.500%	4,168,000	4,298,196
Superior Plus LP/General Partner, Inc.(d)
03/15/2029	4.500%	1,459,000	1,489,823
Targa Resources Partners LP/Finance Corp.
03/01/2030	5.500%	5,319,000	5,756,414
Targa Resources Partners LP/Finance Corp.(d)
02/01/2031	4.875%	2,599,000	2,719,978
01/15/2032	4.000%	1,950,000	1,915,548
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	4,225,000	4,256,688
Western Gas Partners LP
07/01/2026	4.650%	4,131,000	4,427,370
Total			74,958,574
Oil Field Services 0.8%
Apergy Corp.
05/01/2026	6.375%	2,659,000	2,786,958
Nabors Industries Ltd.(d)
01/15/2028	7.500%	1,206,000	1,050,862
Transocean Sentry Ltd.(d)
05/15/2023	5.375%	6,137,661	5,839,699
Total			9,677,519
Other Financial Institutions 0.1%
Icahn Enterprises LP/Finance Corp.(d)
05/15/2027	5.250%	710,000	726,868
Other Industry 0.3%
Dycom Industries, Inc.(d)
04/15/2029	4.500%	1,727,000	1,755,598
Hillenbrand, Inc.
06/15/2025	5.750%	723,000	777,664
03/01/2031	3.750%	1,457,000	1,435,517
Total			3,968,779
Other REIT 1.0%
Hospitality Properties Trust
03/15/2024	4.650%	1,652,000	1,673,592
Ladder Capital Finance Holdings LLLP/Corp.(d)
03/15/2022	5.250%	2,305,000	2,314,834
10/01/2025	5.250%	6,109,000	6,190,998
02/01/2027	4.250%	310,000	303,582
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(d)
10/01/2028	5.875%	1,120,000	1,188,291
Service Properties Trust
10/01/2024	4.350%	771,000	769,054
Total			12,440,351
Packaging 2.0%
Ardagh Metal Packaging Finance USA LLC/PLC(d)
09/01/2029	4.000%	4,842,000	4,820,896
Ardagh Packaging Finance PLC/Holdings USA, Inc.(d)
04/30/2025	5.250%	2,694,000	2,828,444
08/15/2026	4.125%	2,302,000	2,367,950
08/15/2027	5.250%	1,932,000	1,975,338
08/15/2027	5.250%	785,000	801,137
BWAY Holding Co.(d)
04/15/2024	5.500%	2,796,000	2,805,397
CANPACK SA/Eastern PA Land Investment Holding LLC(d)
11/01/2025	3.125%	1,749,000	1,777,022
Trivium Packaging Finance BV(d)
08/15/2026	5.500%	6,695,000	6,999,932
Total			24,376,116
Pharmaceuticals 3.9%
Bausch Health Companies, Inc.(d)
04/15/2025	6.125%	2,344,000	2,396,025
04/01/2026	9.250%	6,499,000	7,198,293
01/31/2027	8.500%	3,439,000	3,828,899
01/15/2028	7.000%	606,000	662,131
01/30/2028	5.000%	1,675,000	1,699,725
02/15/2029	5.000%	1,270,000	1,271,212
02/15/2029	6.250%	3,898,000	4,123,175
02/15/2031	5.250%	1,842,000	1,844,459
Catalent Pharma Solutions, Inc.(d)
07/15/2027	5.000%	980,000	1,028,416
Endo Luxembourg Finance Co I Sarl/US, Inc.(d)
04/01/2029	6.125%	2,192,000	2,170,076
Jaguar Holding Co. II/PPD Development LP(d)
06/15/2025	4.625%	1,497,000	1,574,101
06/15/2028	5.000%	1,376,000	1,501,111
Jazz Securities DAC(d)
01/15/2029	4.375%	1,315,000	1,344,430
Organon Finance 1 LLC(d)
04/30/2028	4.125%	5,424,000	5,563,193
04/30/2031	5.125%	4,053,000	4,205,059
Par Pharmaceutical, Inc.(d)
04/01/2027	7.500%	5,303,000	5,578,826
Total			45,989,131

Columbia Income Opportunities Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.8%
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	4.250%	7,821,000	7,907,235
Lumbermens Mutual Casualty Co.(d),(h)
12/01/2097	0.000%	4,600,000	4,600
Subordinated
12/01/2037	0.000%	180,000	180
Lumbermens Mutual Casualty Co.(h)
Subordinated
07/01/2026	0.000%	9,865,000	9,865
MGIC Investment Corp.
08/15/2028	5.250%	491,000	519,080
Radian Group, Inc.
03/15/2025	6.625%	197,000	222,856
03/15/2027	4.875%	1,162,000	1,236,993
Total			9,900,809
Restaurants 1.2%
1011778 BC ULC/New Red Finance, Inc.(d)
05/15/2024	4.250%	1,991,000	2,017,577
04/15/2025	5.750%	2,674,000	2,838,197
IRB Holding Corp.(d)
06/15/2025	7.000%	6,560,000	7,068,060
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(d)
06/01/2026	5.250%	2,000,000	2,056,632
Yum! Brands, Inc.(d)
04/01/2025	7.750%	519,000	567,114
Total			14,547,580
Retailers 1.0%
L Brands, Inc.(d)
07/01/2025	9.375%	742,000	940,533
10/01/2030	6.625%	1,076,000	1,239,673
L Brands, Inc.
02/01/2028	5.250%	1,286,000	1,409,442
06/15/2029	7.500%	860,000	997,151
11/01/2035	6.875%	2,618,000	3,174,572
LCM Investments Holdings II LLC(d)
05/01/2029	4.875%	1,026,000	1,048,996
Macy’s Retail Holdings LLC(d)
04/01/2029	5.875%	909,000	931,962
Penske Automotive Group, Inc.
09/01/2025	3.500%	916,000	938,915
PetSmart, Inc./Finance Corp.(d)
02/15/2028	4.750%	1,292,000	1,331,604
Total			12,012,848
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
03/15/2026	7.500%	1,483,000	1,634,772
02/15/2028	5.875%	655,000	697,868
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
03/15/2026	3.250%	2,409,000	2,403,787
01/15/2027	4.625%	2,276,000	2,366,311
SEG Holding LLC/Finance Corp.(d)
10/15/2028	5.625%	838,000	881,210
Total			7,983,948
Technology 5.6%
Black Knight InfoServ LLC(d)
09/01/2028	3.625%	2,335,000	2,294,700
Boxer Parent Co., Inc.(d)
10/02/2025	7.125%	1,027,000	1,104,227
Camelot Finance SA(d)
11/01/2026	4.500%	1,779,000	1,849,099
CDK Global, Inc.
06/01/2027	4.875%	1,771,000	1,874,181
CommScope Technologies LLC(d)
06/15/2025	6.000%	2,826,000	2,876,527
Gartner, Inc.(d)
07/01/2028	4.500%	1,700,000	1,787,391
Helios Software Holdings, Inc.(d)
05/01/2028	4.625%	2,775,000	2,751,121
Logan Merger Sub, Inc.(d)
09/01/2027	5.500%	5,227,000	5,441,873
Microchip Technology, Inc.(d)
09/01/2025	4.250%	2,959,000	3,101,751
NCR Corp.(d)
04/15/2025	8.125%	2,214,000	2,423,233
10/01/2028	5.000%	2,863,000	2,954,477
04/15/2029	5.125%	3,668,000	3,782,203
Plantronics, Inc.(d)
05/31/2023	5.500%	9,982,000	9,990,219
03/01/2029	4.750%	6,324,000	6,229,089
PTC, Inc.(d)
02/15/2028	4.000%	911,000	934,830
QualityTech LP/QTS Finance Corp.(d)
10/01/2028	3.875%	4,886,000	4,930,022
Sabre GLBL, Inc.(d)
04/15/2025	9.250%	797,000	955,202
09/01/2025	7.375%	1,478,000	1,608,488
Shift4 Payments LLC/Finance Sub, Inc.(d)
11/01/2026	4.625%	2,899,000	3,020,990

8	Columbia Income Opportunities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Switch Ltd.(d)
09/15/2028	3.750%	1,017,000	1,010,582
Tempo Acquisition LLC/Finance Corp.(d)
06/01/2025	5.750%	1,675,000	1,772,883
ZoomInfo Technologies LLC/Finance Corp.(d)
02/01/2029	3.875%	3,472,000	3,437,061
Total			66,130,149
Wireless 4.0%
Altice France SA(d)
02/01/2027	8.125%	3,063,000	3,360,046
01/15/2028	5.500%	1,139,000	1,173,084
07/15/2029	5.125%	2,921,000	2,933,072
SBA Communications Corp.
09/01/2024	4.875%	12,540,000	12,838,916
02/15/2027	3.875%	3,615,000	3,699,924
Sprint Capital Corp.
11/15/2028	6.875%	5,588,000	7,036,976
T-Mobile USA, Inc.
02/15/2026	2.250%	960,000	966,571
02/01/2028	4.750%	5,593,000	5,976,261
02/15/2029	2.625%	3,927,000	3,825,464
02/15/2031	2.875%	2,182,000	2,127,607
04/15/2031	3.500%	587,000	595,143
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	3,244,000	3,172,653
Total			47,705,717
Wirelines 2.8%
Cablevision Lightpath LLC(d)
09/15/2027	3.875%	1,151,000	1,135,217
09/15/2028	5.625%	1,083,000	1,112,338
CenturyLink, Inc.
06/15/2021	6.450%	1,784,000	1,794,278
12/01/2023	6.750%	4,247,000	4,698,930
04/01/2024	7.500%	10,039,000	11,228,371
CenturyLink, Inc.(d)
12/15/2026	5.125%	3,498,000	3,667,645
02/15/2027	4.000%	1,365,000	1,388,753
Front Range BidCo, Inc.(d)
03/01/2027	4.000%	7,044,000	6,993,111
Telecom Italia Capital SA
09/30/2034	6.000%	1,183,000	1,332,777
Total			33,351,420
Total Corporate Bonds & Notes (Cost $1,077,433,934)			1,130,831,101

Foreign Government Obligations(i) 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.4%
NOVA Chemicals Corp.(d)
06/01/2027	5.250%	3,386,000	3,621,920
NOVA Chemicals Corp.(d),(f)
05/15/2029	4.250%	1,154,000	1,147,052
Total			4,768,972
Total Foreign Government Obligations (Cost $4,162,818)			4,768,972

Senior Loans 2.3%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.4%
8th Avenue Food & Provisions, Inc.(j),(k)
1st Lien Term Loan
1-month USD LIBOR + 3.500% 10/01/2025	3.608%	4,729,690	4,719,853
Food and Beverage 0.3%
BellRing Brands LLC(j),(k)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/21/2024	4.750%	3,382,852	3,403,994
Froneri International Ltd.(j),(k)
2nd Lien Term Loan
1-month USD LIBOR + 5.750% 01/31/2028	5.863%	491,000	494,992
Total			3,898,986
Health Care 0.5%
Surgery Center Holdings, Inc.(j),(k)
Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 09/03/2024	4.250%	5,437,825	5,414,877
Restaurants 0.3%
IRB Holding Corp./Arby’s/Buffalo Wild Wings(j),(k)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	3.750%	3,689,919	3,660,326
Technology 0.8%
Ascend Learning LLC(j),(k)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	4.000%	2,736,203	2,728,213

Columbia Income Opportunities Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Project Alpha Intermediate Holding, Inc.(j),(k)
Term Loan
1-month USD LIBOR + 4.000% 04/26/2024	4.120%	2,048,476	2,040,794
UKG, Inc.(j),(k)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	3.863%	1,524,780	1,524,628
1-month USD LIBOR + 3.250% Floor 0.750% 05/04/2026	4.000%	2,966,113	2,967,033
Total			9,260,668
Total Senior Loans (Cost $26,881,990)			26,954,710
Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.054%(l),(m)	16,984,653	16,982,955
Total Money Market Funds (Cost $16,982,955)		16,982,955
Total Investments in Securities (Cost: $1,130,708,335)		1,182,000,062
Other Assets & Liabilities, Net		5,824,555
Net Assets		1,187,824,617

Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2021, the total value of these securities amounted to $62, which represents less than 0.01% of total net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2021, the total value of these securities amounted to $798,112,300, which represents 67.19% of total net assets.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)	Represents a security purchased on a when-issued basis.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2021.
(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2021, the total value of these securities amounted to $14,645, which represents less than 0.01% of total net assets.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	The stated interest rate represents the weighted average interest rate at April 30, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(k)	Variable rate security. The interest rate shown was the current rate as of April 30, 2021.
(l)	The rate shown is the seven-day current annualized yield at April 30, 2021.
(m)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.054%
	40,340,970	403,547,377	(426,905,392)	—	16,982,955	(7,127)	38,599	16,984,653
Abbreviation Legend
LIBOR	London Interbank Offered Rate
10	Columbia Income Opportunities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2021 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Income Opportunities Fund | Quarterly Report 2021	11

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT164_07_L01_(06/21)